Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2017	$ 57		$ 221,055	$ 2,960	$ (168,036)	$ 56,036
Balance at beginning, shares at Dec. 31, 2017	29,879,323
Net loss					(20,496)	20,496
Exercise of options by employees		[1]	34			$ 34
Exercise of options by employees, shares	97,043					97,042
Issuance of ordinary shares and warrants, net of issuance costs	$ 16		8,765	4,944		$ 13,725
Issuance of ordinary shares and warrants, net of issuance costs, shares	5,904,762
Share-based compensation			3,867			3,867
Balance at end at Dec. 31, 2018	$ 73		233,721	7,904	(188,532)	53,166
Balance at end, shares at Dec. 31, 2018	35,881,128
Net loss					(19,396)	$ 19,396
Exercise of options by employees, shares
Issuance of ordinary shares		[1]	2			$ 2
Issuance of ordinary shares, shares	1,800
Share-based compensation			2,251			2,251
Balance at end at Dec. 31, 2019	$ 73		235,974	7,904	(207,928)	36,023
Balance at end, shares at Dec. 31, 2019	35,882,928
Net loss					(24,225)	$ 24,225
Exercise of options by employees, shares
Issuance of ordinary shares and warrants, net of issuance costs	$ 35		13,110	4,313		$ 17,458
Issuance of ordinary shares and warrants, net of issuance costs, shares	12,304,535
Share-based compensation			1,661			1,661
Expired warrants			1,816	(1,816)
Balance at end at Dec. 31, 2020	$ 108		$ 252,561	$ 10,401	$ (232,153)	$ 30,917
Balance at end, shares at Dec. 31, 2020	48,187,463

[1]	Amount less than $1 thousand